PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	¥ 0	¥ 75,907,000	¥ 33,653,000
Carrying amount
Property, plant and equipment	35,000	46,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,101,783,000	1,101,783,000
Additions	0	0
Disposals	0	0
Balance	1,101,783,000	1,101,783,000	1,101,783,000
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	403,963,000	392,600,000
Depreciation charge	11,000	11,363,000
Balance	403,974,000	403,963,000	392,600,000
Impairment for the year
Disclosure of detailed information about property, plant and equipment [line items]
Balance	697,774,000	621,867,000
Impairment losses recognized in profit or loss	0	75,907,000
Balance	697,774,000	697,774,000	621,867,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	1,687,000	1,687,000
Carrying amount
Property, plant and equipment	0	0
Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	349,630,000	349,630,000
Additions	0	0
Disposals	0	0
Balance	349,630,000	349,630,000	349,630,000
Buildings [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49,297,000	48,034,000
Depreciation charge	0	1,263,000
Balance	49,297,000	49,297,000	48,034,000
Buildings [Member] | Impairment for the year
Disclosure of detailed information about property, plant and equipment [line items]
Balance	300,333,000	260,068,000
Impairment losses recognized in profit or loss	0	40,265,000
Balance	300,333,000	300,333,000	260,068,000
Plant And Machinery [Member]
Carrying amount
Property, plant and equipment	0	0
Plant And Machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	746,042,000	746,042,000
Additions	0	0
Disposals	0	0
Balance	746,042,000	746,042,000	746,042,000
Plant And Machinery [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	349,382,000	339,328,000
Depreciation charge	0	10,054,000
Balance	349,382,000	349,382,000	339,328,000
Plant And Machinery [Member] | Impairment for the year
Disclosure of detailed information about property, plant and equipment [line items]
Balance	396,660,000	361,062,000
Impairment losses recognized in profit or loss	0	35,598,000
Balance	396,660,000	396,660,000	361,062,000
Motor vehicles
Carrying amount
Property, plant and equipment	0	0
Motor vehicles | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,225,000	4,225,000
Additions	0	0
Disposals	0	0
Balance	4,225,000	4,225,000	4,225,000
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,748,000	3,720,000
Depreciation charge	0	28,000
Balance	3,748,000	3,748,000	3,720,000
Motor vehicles | Impairment for the year
Disclosure of detailed information about property, plant and equipment [line items]
Balance	477,000	446,000
Impairment losses recognized in profit or loss	0	31,000
Balance	477,000	477,000	446,000
Office equipment
Carrying amount
Property, plant and equipment	35,000	46,000
Office equipment | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,886,000	1,886,000
Additions	0	0
Disposals	0	0
Balance	1,886,000	1,886,000	1,886,000
Office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,536,000	1,518,000
Depreciation charge	11,000	18,000
Balance	1,547,000	1,536,000	1,518,000
Office equipment | Impairment for the year
Disclosure of detailed information about property, plant and equipment [line items]
Balance	304,000	291,000
Impairment losses recognized in profit or loss	0	13,000
Balance	¥ 304,000	¥ 304,000	¥ 291,000